SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Rule 23c-2 Notice of Intention to

Redeem Securities

of

DTF TAX-FREE INCOME 2028 TERM FUND INC.

200 South Wacker Drive

Suite 500

Chicago, Illinois 60606

under the

Investment Company Act of 1940

Investment Company Act File No. 811-06416

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission (the “Commission”) that it intends to redeem securities of which it is the issuer, and provides the information set forth below that is required by Rule 23c-2 under the Investment Company Act of 1940.

(1)	Title of the class of securities of DTF Tax-Free Income 2028 Term Fund Inc. (the “Fund”) to be redeemed:

Remarketable Variable Rate MuniFund Term Preferred Shares, Series 2050, par value $0.01 per share, liquidation preference $100,000 per share (CUSIP No. 23334J503) (the “Preferred Shares”).

(2)	Date on which the securities are to be called or redeemed:

June 15, 2023

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Preferred Shares are to be redeemed pursuant to Section 2.6(c) of the Articles Supplementary Establishing and Fixing the Rights and Preferences of Remarketable Variable Rate MuniFund Term Preferred Shares, filed by the Fund (then known as DTF Tax-Free Income Inc.) on October 30, 2020.

(4)	The number of shares to be redeemed and the basis upon which the shares to be redeemed are to be selected:

The Fund intends to redeem 250 of the 400 outstanding Preferred Shares. Inasmuch as all of the outstanding Preferred Shares are beneficially owned by the same holder, all 250 of the Preferred Shares to be redeemed will be redeemed from such holder.

SIGNATURE

Pursuant to the requirement of Rule 23c-2 under the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 16th day of May, 2023.

DTF TAX-FREE INCOME 2028 TERM FUND INC.

By:	/s/ Daniel J. Petrisko
Name: Daniel J. Petrisko
Title: Executive Vice President